Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Voyage Expenses [Abstract]
Schedule of voyage expenses analysis	2023 2022 2021 Commissions $ 13,331 $ 14,412 $ 10,794 Gain from bunkers (474) (8,100) (5,955) Port expenses and other 764 630 731 Total $ 13,621 $ 6,942 $ 5,570